Changes in accounting policies, comparability and adjustments	6 Months Ended
Jun. 30, 2021
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments
Amendments to IFRS 9, IAS 39 and IFRS 7 (Interest Rate
Benchmark Reform – Phase 2)
On

1 January

2021,

UBS

AG

adopted
Interest

Rate

Benchmark
Reform – Phase 2,

Amendments to IFRS 9,

IAS 39, IFRS 7,

IFRS 4
and IFRS 16
, addressing a number of issues

in financial reporting
areas

that

arise

when

interbank

offered

rates
  ( IBOR s)   are
reformed or replaced.
The amendments provide

a practical expedient

which permits
certain

changes

in

the

contractual

cash

flows

of

debt
instruments

attributable

to

the

repl
acement

of

IBOR
s   with
alternative reference rates (ARRs)
to

be

accounted

for
prospectively by

updating the instrument’s

effective interest rate
(EIR) ,
provided

(
i
)

the

change

is

necessary

as

a

direct
consequence

of

IBOR

reform

and

(ii)

the

new

basis

for
determining

the

contractual

cash

flows

is

economically
equivalent to the previous basis.
UBS AG

adopted the

amendments, which

provide a

practical
expedient with no material effect on the its financial statements.
Furthermore,

the

amendments

provide

various

hedge
accounting

reliefs,

with

the

following

expected

to

benefit

UBS
AG.
–

Risk components
The amendments

permit UBS

AG to

designate an

alternative
benchmark

rate

as

a

non-contractually

specified

risk
component, even if it is

not separately identifiable at the

date
when

it

is

designated,

provided

UBS
  AG
can

reasonably
expect that it will meet the requirements

within 24 months of
the

first

designation

and

the

risk

component

is

reliably
measurable.

As

of

30 June

2021,

the

alternative

benchmark
rates

that UBS

AG

has

designated as

the hedged

risk

in

fair
value hedges

of interest

rate risk

related to

debt instruments
and

cash

flow

hedges

of

forecast

transactions

were

the
Secured

Overnight Financing

Rate

(SOFR), the

Swiss Average
Rate

Overnight

(SARON)

and

the

Sterling

Overnight

Index
Average

(SONIA).

The

designated

notionals

were

USD
11
billion, USD 1.1

billion and USD
0.7

billion, respectively.
–

Hedge designation
Following

amendments

to

the

hedge

documentation
  to
reflect

the

change

in

designation

relating

to

IBOR

reform,
UBS   AG
will

continue

its

hedge

relationships

provided

the
other

hedge

accounting

criteria

and

requirements

of

the
phase 2

amendment

are

met.

As

of

30 June

2021,

no

such
changes have been made.
–

Amounts accumulated in the cash flow hedge reserve

Upon changing

the hedge

designation as

set out

above, the
accumulated

amounts

in

the

cash

flow

hedge

reserve

are
assumed to

be based

on the

alternative benchmark

rate. For
discontinued

hedging

relationships,

when

the

interest

rate
benchmark

on

which

the

hedged

future

cash

flows

were
based

is

changed

as

required

by

IBOR

reform,

the

amount
accumulated in

the cash

flow hedge

reserve is

also assumed
to

be

based

on

the

alternative

benchmark

rate

for

the
purpose

of

assessing

whether

the

hedged

future

cash

flows
are

still

expected
to

occur.

As

of
3 0   June
2021,

no

such
changes have been made.
–

Retrospective

effectiveness

assessment

as

applied

to

hedges
designated under IAS 39

U
pon

the

end

of

the
p hase   1 relief
for

effectiveness
assessment UBS AG

may elect to reset

to zero the

cumulative
fair

value

changes

of

the

hedged

item

and

hedging
instrument

for

the

purpose

of

assessing

the

retrospective
effectiveness

of

a

hedging

relationship.

As

of

30 June

2021,
no such election has been made.
›
Refer to “Note 25 Hedge accounting”

in the “Consolidated
financial statements” section of the

Annual Report 2020 for
details about phase 1 accounting reliefs

The

amendments

also

introduced

additional

disclosure
requirements regarding

UBS AG’s management

of the

transition
to alternative benchmark rates, its

progress at the reporting date
and

the

risks

to

which

it

is

exposed

arising

from

financial
instruments because of the transition.
›
Refer to Note 15 for more information